Revenue - Revenue from the Transfer of Goods and Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 278,906	$ 245,536
Point-in-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	273,904	237,947
Over-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	5,002	7,589
Cannabis | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	322,112	268,592
Cannabis | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	5,002	7,589
Cannabis | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(49,297)	(33,158)
Cannabis | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	322,112	268,592
Cannabis | Point-in-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Point-in-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(49,297)	(33,158)
Cannabis | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Over-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	5,002	7,589
Cannabis | Over-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Other | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,089	2,513
Other | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,089	2,513
Other | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 0	$ 0